NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

SunEdison Semiconductor Limited and subsidiaries (formerly the Semiconductor Materials Business of SunEdison, Inc.) (“SunEdison Semiconductor”, the “Company”, “we”, “us”, and “our”) is a global leader in the development, manufacture and sale of silicon wafers to the semiconductor industry. Silicon wafers are used as the base substrate for nearly all semiconductor devices, which in turn provide the foundation for the entire electronics industry. Our business was established in 1959 and was known during most of our history as MEMC Electronic Materials, Inc. (“MEMC”). We have developed a broad product portfolio, an extensive global footprint, process technology expertise, and supply chain flexibility, while increasing our capital efficiency, and maintaining a lean operating culture.

The Company historically consisted of the combined operations of certain entities formerly wholly-owned by SunEdison, Inc. (“SunEdison” or “Parent” and formerly known as MEMC), as discussed in the basis of presentation below. Following the completion of a series of transactions undertaken to transfer ownership of its semiconductor materials business (the “Formation Transactions”), SunEdison sold a minority interest in SunEdison Semiconductor through an initial public offering (the “Offering”) of our ordinary shares which closed on May 28, 2014 and resulted in the creation of SunEdison Semiconductor Limited (prior to the Offering, SunEdison Semiconductor Pte. Ltd.), an independent company.

Basis of Presentation

We operated as a business segment of SunEdison prior to the Offering. The combined financial statements for interim and annual periods prior to the Offering were derived from the consolidated financial statements and accounting records of SunEdison and included allocations for direct costs and indirect costs attributable to the operations of the semiconductor materials business of SunEdison. Our condensed consolidated financial statements for the nine month period ended September 30, 2014 were prepared following the Formation Transactions and the Offering.

The accompanying unaudited combined financial statements of SunEdison Semiconductor for the nine month periods ended September 30, 2014 and 2013 and the three month period ended September 30, 2013, as well as the unaudited condensed consolidated financial statements for the three month period ended September 30, 2014, have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”) and, in the opinion of management, include all adjustments (consisting of normal, recurring items) necessary for the fair presentation of our financial position and results of operations and cash flows for the periods presented. We have presented our unaudited financial statements in accordance with the rules and regulations of the United States (“US”) Securities and Exchange Commission (“SEC”) applicable to interim financial reporting. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with US GAAP have been condensed or omitted pursuant to SEC rules and regulations. These unaudited financial statements should be read in conjunction with our Rule 424(b)(4) prospectus filed with the SEC on May 23, 2014 (“Prospectus”), which contains SunEdison Semiconductor’s audited combined financial statements and notes thereto as of December 31, 2013 and 2012, and for the years ended December 31, 2013, 2012, and 2011, as well as our unaudited interim combined financial statements as of March 31, 2014 and for the three month periods ended March 31, 2014 and 2013. All intracompany balances and transactions have been eliminated in consolidating our unaudited combined and unaudited condensed consolidated financial statements.

Refer to the audited financial statements and the notes thereto as of December 31, 2013 and 2012, and for the years ended December 31, 2013, 2012, and 2011 included in the Prospectus for further information on the Company’s significant accounting policies. There have been no significant changes to our accounting policies since December 31, 2013.

SunEdison maintains a number of stock-based compensation and benefit programs at the corporate level. Our employees participate in those programs and as such, our unaudited combined financial statements included allocated expenses associated with those programs. Our unaudited condensed consolidated balance sheet as of September 30, 2014, and the combined balance sheet as of December 31, 2013 do not include any Parent outstanding equity related to the stock-based compensation programs. Both our unaudited condensed consolidated balance sheet as of September 30, 2014 and our audited combined balance sheet as of December 31, 2013 include net pension and postretirement benefit plan obligations in the US and certain foreign locations that are our direct obligation because substantially all of the Parent’s legacy pension and other post-employment benefit plans relate solely to us. See Notes 6 and 14 for further description of the stock-based compensation and benefit programs.

We generate a portion of our net sales from sales to SunEdison subsidiaries. These sales are reflected in a separate line item in our condensed consolidated statements of operations, net sales to affiliates. Normal operating activities with affiliates are reflected as amounts due from affiliates and amounts due to affiliates within operating activities in the condensed consolidated statements of cash flows. Prior to the Offering, our financial statements reflected cash transferred to and from SunEdison as notes receivable, affiliate and long-term debt, affiliate on the condensed consolidated balance sheet, and notes receivable from affiliates and borrowings from affiliates in the condensed consolidated statements of cash flows. The combined balance sheet as of December 31, 2013 does not separately present certain of the Parent’s assets or liabilities where management deemed it inappropriate due to the underlying nature of those assets and liabilities. All changes in the net parent investment account in the combined balance sheets have been considered cash receipts and payments, except for the exchange of ordinary shares in connection with the Formation Transactions, for purposes of the combined statements of cash flows and are reflected in financing activities. See Note 13 for a further description of related party transactions.

Earnings per share data have been retroactively applied for the three and nine month periods ended September 30, 2013 because we did not operate as a separate legal entity with our own capital structure prior to the Offering.

Our historical combined financial statements include general corporate expenses of SunEdison that were allocated to us for certain functions, including communications, corporate administration, finance, accounting, treasury, legal, information technology, human resources, compliance, employee benefits and incentives, operations, research and development, and stock compensation. These expenses were allocated on the basis of direct usage, where identifiable, with the remainder primarily allocated on the basis of revenue or other related sales metrics, headcount, or number of our manufacturing plants. We consider the expense allocation methodology and results to be reasonable for all periods presented. However, these allocations may not necessarily be indicative of the actual expenses we would have incurred as an independent publicly traded company during the periods prior to this Offering or of the costs we will incur in the future.

Use of Estimates

We use estimates and assumptions in preparing our condensed consolidated financial statements that may affect reported amounts and disclosures. Estimates are used when accounting for depreciation, amortization, impairments, leases, inventory valuation, accrued liabilities including restructuring, warranties, and employee benefits, derivatives, stock-based compensation, and income taxes and asset recoverability, including allowances, among others. These estimates and assumptions are based on current facts, historical experience, and various other factors we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recognition of revenue, costs, and other expenses that are not readily apparent from other sources. Our future results of operations would be affected to the extent there are material differences between the estimates and actual results.

Reclassifications

Certain amounts in prior periods have been reclassified to conform with the presentation adopted in the current period.

Accounting Standards Updates

In April 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. ASU 2014-08 limits the requirement to report discontinued operations to disposals of components of an entity that represent strategic shifts that have (or will have) a major effect on an entity’s operations and financial results. ASU 2014-08 also requires expanded disclosures concerning discontinued operations, disclosures of certain financial results attributable to a disposal of a significant component of an entity that does not qualify for discontinued operations reporting and expanded disclosures for long-lived assets classified as held for sale or disposed of. ASU 2014-08 is effective for us on a prospective basis in our first quarter of fiscal 2015. Early adoption is permitted, but only for disposals (or assets classified as held for sale) that have not been reported in financial statements previously issued or available for issuance. We are currently evaluating the impact that ASU 2014-08 will have on our consolidated financial statements and related disclosures upon adoption.

On May 28, 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. This ASU will replace most existing revenue recognition guidance in US GAAP when it becomes effective. The new standard is effective for us on January 1, 2017. Early application is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. We are currently evaluating the effect that ASU 2014-09 will have on our condensed consolidated financial statements and related disclosures. We have not yet selected a transition method nor have we determined the effect of the standard on our ongoing financial reporting.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which requires management to evaluate, at each annual and interim reporting period, whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date the financial statements are issued and to provide related disclosures. ASU 2014-15 is effective for us for our fiscal year ending December 31, 2016. We are currently evaluating the impact of this standard on our consolidated financial statements.

1. NATURE OF OPERATIONS

SunEdison Semiconductor Limited (Semiconductor Materials Business of SunEdison, Inc.) (“the Company”, “SunEdison Semiconductor”, “we”, “us” and “our”) is a global leader in the development, manufacture and sale of silicon wafers to the semiconductor industry. Silicon wafers are used as the base substrate for nearly all semiconductor devices, which in turn provide the foundation for the entire electronics industry. Our business was established in 1959 and was recently known during most of our history as MEMC Electronic Materials, Inc., or MEMC. We believe we have developed a broad product portfolio, an extensive global footprint, process technology expertise and supply chain flexibility, while increasing our capital efficiency and maintaining a lean operating culture.

The Company consists of the combined operations of certain entities currently owned by SunEdison, Inc. (“SunEdison” or “Parent”) (formerly known as MEMC), as discussed in the basis of presentation below. On August 22, 2013, SunEdison announced an initial public offering (the “Offering”) of its semiconductor business to create SunEdison Semiconductor Limited (Semiconductor Materials Business of SunEdison, Inc.) as an independent company. SunEdison plans to sell a minority ownership interest in the semiconductor business to the public. In connection with this Offering, SunEdison will undertake a series of transactions to separate our net assets and entities.

Basis of Presentation

We currently operate as a business segment of SunEdison. The combined financial statements have been derived from the consolidated financial statements and accounting records of SunEdison and include allocations for direct costs and indirect costs attributable to the operations of the semiconductor materials business of SunEdison. SunEdison Semiconductor has presented the audited combined financial statements as of December 31, 2013 and 2012 and for the years ended December 31, 2013, 2012 and 2011. These combined financial statements and related notes to the combined financial statements, including prior year financial information, are presented on a consistent basis for all periods presented.

SunEdison maintains a number of stock-based compensation and benefit programs at a corporate level. Our employees participate in those programs and as such, we were allocated expenses associated with those programs. Our combined balance sheets do not include any Parent outstanding equity related to the stock-based compensation programs. Since substantially all of the Parent pension and other post-employment benefit plans relate solely to us, our combined balance sheets include net benefit plan obligations related to those plans and those benefit plans in certain foreign locations that are our direct obligation. See Note 7 and 9 for further description of these stock-based compensation and benefit programs.

We generate a portion of our net sales from sales to SunEdison subsidiaries. These sales are reflected in a separate line item in our combined statements of operations, net sales to affiliates. Normal operating activities with affiliates are reflected as amounts due from affiliates and amounts due to affiliates within operating activities in the combined cash flow statements. Cash transferred to and from SunEdison has been recorded as notes receivable, affiliate and long-term debt, affiliate on the combined balance sheets and notes receivable from affiliates and borrowings from affiliates in the combined cash flow statements. The combined balance sheets do not separately present certain of the Parent’s assets or liabilities where management deemed it inappropriate due to the underlying nature of those assets and liabilities. The Parent performs financing, cash management, treasury and other services for us on a centralized basis. These amounts totaling $36.6 million, $14.4 million and $20.9 million for the years ended December 31, 2013, 2012 and 2011, respectively, have been accounted for through the net Parent investment account because it is not practicable to specifically identify the portion of cash related to those activities (see below). All changes in the net Parent investment account in the combined balance sheets have been considered cash receipts and payments for purposes of the combined cash flow statements and are reflected in financing activities. See Note 13 for further description of related party transactions.

Earnings per share data has not been presented in the combined financial statements because we do not operate as a separate legal entity with our own capital structure.

Our combined financial statements include expenses of SunEdison that were allocated to us for certain functions, including general corporate expenses related to communications, corporate administration, finance, legal, information technology, human resources, compliance, employee benefits and incentives, operations, research and development and stock compensation. These expenses were allocated in our historical results of operations on the basis of direct usage, where identifiable, with the remainder primarily allocated on the basis of revenue or other related sales metrics, headcount or number of our manufacturing plants. We consider the expense allocation methodology and results to be reasonable for all periods presented. However, these allocations may not necessarily be indicative of the actual expenses we would have incurred as an independent publicly traded company during the periods prior to this Offering or of the costs we will incur in the future.